Annual Fund Operating Expenses - NORTHEAST INVESTORS TRUST - NORTHEAST INVESTORS TRUST Shares	Feb. 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.44%	[2]
Expenses (as a percentage of Assets)	1.94%

[1]	The Trustees are responsible for the portfolio management of the Trust.
[2]	The Trust incurs salary and administrative expenses which include such expenses for personnel performing transfer agent, and dividend disbursement related functions and other administrative functions of the Trust.